Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Other Current Liabilities	Other Current Liabilities
Other current liabilities included in the condensed consolidated and combined balance sheets consist of the following:

	September 30,	December 31,
(Millions)	2024	2023
Other current liabilities
Accrued compensation	$251	$209
Accrued taxes	202	106
Accrued rebates	166	206
Accrued interest	91	—
Other	321	156
Total other current liabilities	$1,031	$677
Other Current Liabilities
Other current liabilities included in the combined balance sheets consists of the following;

	December 31,
(Millions)	2023	2022
Accrued compensation	$209	$65
Accrued rebates	206	168
Other	262	171
Total other current liabilities	$677	$404